Income Taxes - Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 74.0	$ 197.0	$ 405.0
Additions for tax positions related to current year	2.4	7.0	7.0
Additions for tax positions related to prior years	1.3	0	118.0
Reductions for tax positions related to prior years	(6.0)	(25.0)	(351.0)
Reductions for settlements with taxing authorities	0	(105.0)	18.0
Reductions for expiring statutes	(10.6)	0	0
Balance at end of period	$ 61.1	$ 74.0	$ 197.0